Other comprehensive income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), before tax
Foreign currency translation adjustments, before tax	$ 389	$ (280)	$ 362
Available-for-sale securities, before tax
Net unrealized gains (losses) arising during the year, before tax	5	(2)	16
Reclassification adjustments for net (gains) losses included in net income, before tax	1	3	(16)
Unrealized gains (losses) on available-for-sale securities, before tax	6	1
Pension and other postretirement plans:
Prior service (costs) credits arising during the year, before tax	(42)	(35)	(70)
Amortization of prior service costs (credits) included in net income, before tax	33	35	17
Net prior service cost arising during the year, before tax	(9)		(53)
Net actuarial gains (losses) arising during the year, before tax	(846)	(750)	156
Amortization of net actuarial (gains) losses included in net income, before tax	102	55	76
Net actuarial gains (losses) arising during the year, before tax	(744)	(695)	232
Amortization of transition liability included in net income, before tax		1	1
Pension and other postretirement plans adjustments, before tax	(753)	(694)	180
Cash flow hedge derivatives, before tax
Net gains (losses) arising during the year, before tax	74	(21)	123
Reclassification adjustments for net (gains) losses included in net income, before tax	(42)	(88)	(29)
Unrealized gains (losses) of cash flow hedge derivatives, before tax	32	(109)	94
Total other comprehensive income (loss), before tax	(326)	(1,082)	636
Other comprehensive income (loss), tax effect
Foreign currency translation adjustments, tax effect	(6)	5	8
Available-for-sale securities, tax effect
Unrealized gains (losses) on available-for-sale securities, tax effect	(2)	(1)	(3)
Reclassification adjustments for net (gains) losses included in net income, tax effect		2	1
Unrealized gains (losses) on available-for-sale securities, tax effect	(2)	1	(2)
Pension and other postretirement plans, tax effect
Prior service (costs) credits arising during the year, tax effect	6	12	16
Amortization of prior service costs (credits) included in net income, tax effect	(3)	(13)	(5)
Net prior service cost arising during the year, tax effect	3	(1)	11
Net actuarial gains (losses) arising during the year, tax effect	245	157	(32)
Amortization of net actuarial (gains) losses included in net income, tax effect	(32)	(11)	(14)
Net actuarial gains (losses) arising during the year, tax effect	213	146	(46)
Pension and other postretirement plans adjustments, tax effect	216	145	(35)
Cash flow hedge derivatives, tax effect
Net gains (losses) arising during the year, tax effect	(21)	2	(32)
Reclassification adjustments for net (gains) losses included in net income, tax effect	14	27	10
Unrealized gains (losses) of cash flow hedge derivatives, tax effect	(7)	29	(22)
Total other comprehensive income (loss), tax effect	201	180	(51)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net of tax	383	(275)	370
Available-for-sale securities, net of tax
Net unrealized gains (losses) arising during the year, net of tax	3	(3)	13
Reclassification adjustments for net (gains) losses included in net income, net of tax	1	5	(15)
Unrealized gains (losses) on available-for-sale securities	4	2	(2)
Pension and other postretirement plans, net of tax
Prior service (costs) credits arising during the year, net of tax	(36)	(23)	(54)
Amortization of prior service costs (credits) included in net income, net of tax	30	22	12
Net prior service cost arising during the year, net of tax	(6)	(1)	(42)
Net actuarial gains (losses) arising during the year, net of tax	(601)	(593)	124
Amortization of net actuarial (gains) losses included in net income, net of tax	70	44	62
Net actuarial gains (losses) arising during the year, net of tax	(531)	(549)	186
Amortization of transition liability included in net income, net of tax		1	1
Pension and other postretirement plan adjustments, net of tax	(537)	(549)	145
Cash flow hedge derivatives, net of tax
Net unrealized gains (losses) arising during the year, net of tax	53	(19)	91
Reclassification adjustments for net (gains) losses included in net income, net of tax	(28)	(61)	(19)
Unrealized gains (losses) of cash flow hedge derivatives	25	(80)	72
Total other comprehensive income (loss), net of tax	$ (125)	$ (902)	$ 585